Trade receivables and other customer-related balances - Credit risk exposure by customer and country (Details) - Credit risk	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	17.10%	19.20%
Country 1
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	21.50%	19.00%
Country 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	10.60%	11.70%
Country 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	5.80%	6.10%
Global
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	37.90%	36.80%
Customer 1
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	7.50%	12.20%
Customer 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	4.90%	3.60%
Customer 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	4.70%	3.40%